John Hancock High Yield Fund Investment Strategy - John Hancock High Yield Fund Classes A C I and R6 [Member] - John Hancock High Yield Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. and foreign fixed-income securities rated BB/Ba or lower and their unrated equivalents. Bonds rated at or below BB by S&P Global Ratings (S&P) or Fitch Ratings, Inc. (Fitch Ratings) or Ba by Moody’s Investors Service, Inc. (Moody’s) are considered junk bonds.These may include, but are not limited to, domestic and foreign corporate bonds and government obligations, debentures and notes, convertible securities, preferred securities, and domestic and foreign government obligations. No more than 10% of the fund’s total assets may be invested in securities that are rated in default by S&P, Fitch Ratings or Moody’s. The fund’s investment policies are based on credit ratings at the time of purchase. There is no limit on the fund’s average maturity. The manager focuses on industry allocation and securities selection in making investment decisions. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers, as well as the collateralization and other features of the securities themselves. The fund may hold up to 20% of its total assets in the securities of companies in any one industry and up to 10% of its total assets in the securities of any individual issuer. The fund typically invests in a broad range of industries. The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics. The fund may invest in both investment-grade and below-investment-grade asset-backed securities. The fund may use certain higher-risk investments, including restricted or illiquid securities, bank loans and derivatives. Some loans may be illiquid. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include futures contracts on securities, indexes and foreign currency; options on futures contracts, securities, indexes and foreign currency; interest-rate, foreign currency and credit default swaps; and foreign currency forward contracts. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size. The fund may trade securities actively.